LEASE RENTAL RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Direct financing leases	$ 89,221	¥ 613,439	¥ 189,739
Sales-type leases			3,964
Current assets	89,221	613,439	193,703
Non-current assets:
Direct financing leases	208,194	1,431,441	746,806
Sales-type leases			2,437
Non-current assets	208,194	1,431,441	749,243
Net investment in financing leases	$ 297,415	¥ 2,044,880	¥ 942,946